RELATED PARTY TRANSACTIONS, Due to Related Parties (Details) - USD ($)		1 Months Ended	12 Months Ended
		Feb. 28, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Amounts due to Related Parties [Abstract]
Amounts due to related parties			$ 15,756,028	$ 3,248,777
Reduction of capital investment			13,930,000	0	$ 0
CAG Cayman [Member]
Amounts due to Related Parties [Abstract]
Amounts due to related parties	[1]		13,945,823	226,549
Operating funds			15,823
Reduction of capital investment			13,930,000
CAG Cayman [Member] | Subsequent Event [Member]
Amounts due to Related Parties [Abstract]
Repayment to related party funds		$ 13,930,000
Mr. Yeung Heung Yeung [Member]
Amounts due to Related Parties [Abstract]
Amounts due to related parties	[2]		1,328,559	1,196,559
Shenzhen Yuanzheng [Member]
Amounts due to Related Parties [Abstract]
Amounts due to related parties	[2]		$ 416,509	$ 370,906
Weighted average annual interest rates			12.00%	17.31%
Zhejiang RAP [Member]
Amounts due to Related Parties [Abstract]
Amounts due to related parties	[3]		$ 40,034	$ 215,054
Equity investment payable			373,631
Interest-bearing loan and interest receivable			333,597
Jiangsu Rongyuan [Member]
Amounts due to Related Parties [Abstract]
Amounts due to related parties	[4]		25,103	0
Mr. Zhong Wei [Member]
Amounts due to Related Parties [Abstract]
Amounts due to related parties	[2]		0	923,751
Cenntro Holding Limited [Member]
Amounts due to Related Parties [Abstract]
Amounts due to related parties	[5]		0	1,951
Mr. Peter Wang [Member]
Amounts due to Related Parties [Abstract]
Amounts due to related parties	[2]		0	81,496
Zhuhai Hengzhong [Member]
Amounts due to Related Parties [Abstract]
Amounts due to related parties	[5]		0	210,774
Ms. Xu Cheng [Member]
Amounts due to Related Parties [Abstract]
Amounts due to related parties	[2]		$ 0	$ 21,737

[1]	CAG Cayman was the parent company of Cenntro before the closing of the Combination. The balance represented (i) operating funds from CAG Cayman with no interest of $15,823 and (ii) a reduction of capital from Cenntro by CAG Cayman of $13,930,000 prior to the closing of the Combination. The payment by Cenntro of $13,930,000 was made to CAG Cayman in February 2022.
[2]	The balance represented the interest-bearing loan provided by related parties to the Company. The weighted average annual interest rates for the loans were 12% and 17.31% as of December 31, 2021 and 2020, respectively. The balance is due on demand.
[3]	As of December 31, 2021, the balances represented the net balance of equity investment payable of $373,631 and interest-bearing loan and interest receivable from Zhejiang RAP of $333,597, which is due on demand.
[4]	The balance represented the payable for purchase of raw material from this related party.
[5]	The balance represented the advance funds from related parties for daily operational purposes. The funds are interests-free, and repayable upon demand.